Related Parties Balances and Transactions (Details) - Related Party [Member] ¥ in Millions	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jul. 21, 2025 USD ($)	Jul. 21, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Related Parties Balances and Transactions [Line Items]
Due to a related party	$ 1,163,357				$ 362,550
Revenue		$ 57,705
Forecast [Member]
Related Parties Balances and Transactions [Line Items]
Related party’s borrowing			$ 1,860,350	¥ 13,500,000